UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
May 31, 2008
Purisima All-Purpose Fund

Principal
Amount		Value
U.S. TREASURY OBLIGATIONS - 34.3%

U.S. Treasury Note - 34.3%
$10,000	4.875%, 08/31/2008	$10,074

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,042)		10,074

SHORT TERM INVESTMENTS - 138.9%

Investment Companies - 138.9%
$40,829	SEI Daily Income Trust Government Fund	40,829

TOTAL SHORT TERM INVESTMENTS (Cost $40,829)		40,829

Total Investments (Cost $50,871)+ - 173.2%		50,903
Liabilities in Excess of Other Assets - (73.2)%		(21,518)
TOTAL NET ASSETS - 100.0%		29,385

+ At May 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes		$50,871
Gross tax unrealized appreciation		32
Gross tax unrealized depreciation		—
Net tax unrealized appreciation		$32

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Schedule of Investments
May 31, 2008
Purisima Total Return

Shares or
Principal Value		Value

COMMON STOCKS - 97.4%

Argentina - 0.1%
8,000	Tenaris SA - ADR	$490,400

Australia - 1.7%
103,900	BHP Billiton, Ltd. - ADR	8,762,926

Brazil - 4.3%
10,800	Banco Bradesco SA	259,308
11,222	Companhia Energetica de Minas Gerais - ADR	265,288
15,300	Companhia Siderurgica Nacional SA - ADR	752,301
157,400	Companhia Vale do Rio Doce - ADR	6,261,372
27,100	Companhia Vale do Rio Doce	892,403
7,800	Empresa Brasileira de Aeronautica SA (Embraer) - ADR	292,656
12,900	Gerdau SA - ADR	644,484
167,800	Petroleo Brasileiro SA - ADR	11,829,900
40,200	Weg SA	526,443
		21,724,155
Canada - 2.8%
70,000	Canadian Natural Resources, Ltd.	6,856,500
80,500	EnCana Corporation	7,274,785
		14,131,285
China - 3.1%
1,600	Aluminum Corporation of China, Ltd - ADR	70,000
12,000	Anhui Conch Cement Company, Ltd.	107,562
650	Baidu.com - ADR (a)	224,289
35,000	China Communications Construction Company, Ltd.	76,962
183,500	China Cosco Holdings Company, Ltd.	533,765
5,500	China Life Insurance Company, Ltd. - ADR	331,925
165,500	China Mobile Hong Kong, Ltd. - ADR	12,212,245
86,000	China Oilfield Services, Ltd	167,065
4,750	China Petroleum & Chemical Corporation - ADR	479,132
4,550	CNOOC, Ltd. - ADR	806,670
96,000	Datang International Power Generation Company, Ltd.	69,750
458,000	Industrial & Commercial Bank of China, Ltd.	342,155
90,000	Lenovo Group, Ltd.	66,082
180,000	Shanghai Electric Company, Ltd.	106,562
47,000	Weichai Power Company, Ltd.	235,184
		15,829,348
Czech Republic - 0.0%
3,000	Cez AS	247,902

Denmark - 0.1%
1,900	Vestas Wind System AS (a)	261,550

Finland - 1.5%
5,600	Konecranes Oyj	256,573
259,900	Nokia Oyj - ADR	7,381,160
		7,637,733

Schedule of Investments
May 31, 2008
Purisima Total Return

Shares or
Principal Value		Value

France - 4.2%
173,550	AXA - ADR	$6,140,199
45,600	BNP Paribas SA	4,706,282
2,300	Dassault Systemes SA	153,935
2,500	Electricite de France	270,621
375	Eramet	376,499
5,350	Groupe Danone - ADR	93,568
1,100	Lafarge SA	198,941
2,550	Technip SA	239,100
101,908	Total SA - ADR	8,892,492
900	Vallourec SA	278,829
1,400	Veolia Environnement	99,776
2,600	Vivendi Universal SA	109,274
		21,559,516
Germany - 6.5%
3,300	Adidas AG	232,670
12,000	Allianz AG	2,271,819
70,400	BASF AG - ADR	10,543,371
1,000	DaimlerChrysler AG	76,107
1,100	E.ON AG	234,040
123,800	E.ON AG - ADR	8,748,253
4,600	SAP AG	254,196
90,900	Siemens AG - ADR	10,343,511
2,400	Stada Arzneimittel AG	157,379
		32,861,346
Hong Kong - 0.9%
253,800	Cheung Kong Holdings, Ltd. - ADR	3,899,510
21,500	CLP Holdings, Ltd.	194,230
32,000	Hang Lung Properties, Ltd.	121,785
9,500	Hang Seng Bank, Ltd.	192,461
7,200	MTR Corporation, Ltd. - ADR	242,654
106,000	Sun Hung Kai Company, Ltd.	94,537
		4,745,177
India - 0.3%
3,000	HDFC Bank, Ltd. - ADR	299,250
8,500	ICICI Bank, Ltd. - ADR	320,705
1,800	Reliance Industries, Ltd. - GDR 144A (a)	205,200
1,700	Reliance Industries, Ltd. - ADR	192,484
18,300	Sterlite Industries India, Ltd. - ADR (a)	405,162
		1,422,801
Indonesia - 0.4%
379,500	Bank Rakyat Tbk PT	236,296
881,900	Bumi Resources Tbk PT	762,136
560,000	International Nickel Indonesia Tbk PT	366,721
632,000	Medco Energi Internasional Tbk PT	342,630
11,500	Telekomunikasi Indonesia Tbk PT - ADR	402,040
		2,109,823

Schedule of Investments
May 31, 2008
Purisima Total Return

Shares or
Principal Value		Value

Israel - 0.1%
6,200	Teva Pharmaceutical Industries, Ltd. - ADR	$283,526

Italy - 1.1%
4,200	ENI SpA	171,063
126,532	Intesa Sanpaolo SpA - ADR	4,972,948
4,500	Italcementi SpA	90,941
5,200	Saipem SpA	238,813
		5,473,765
Japan - 5.0%
4,200	Aeon Company, Ltd.	60,359
16,000	Asics Corporation	177,727
2,500	Astellas Pharmaceutical, Incorporated	105,767
5,300	Bridgestone Corporation	90,445
4,400	Canon, Incorporated	237,488
11	Central Japan Railway Company	107,475
19,000	Daiwa Securities Group, Incorporated	190,324
22	East Japan Railway Company	169,873
1,400	Electric Power Development Company, Ltd.	52,457
7,800	Fanuc, Ltd.	847,183
6,900	Fujitsu, Ltd. - ADR	279,098
4,500	Hitachi Construction Machinery Company, Ltd.	155,379
24,000	Hitachi Metals, Ltd.	352,874
10,200	Hoya Corporation - ADR	283,105
1,400	Ibiden Company, Ltd.	58,964
22	Inpex Holdings, Incorporated	277,556
8,800	Isetan Mitsukoshi Holdings, Ltd. (a)	105,680
55,000	IHI Corporation	124,692
1,600	Japan Petroleum Exploration Company	114,893
12,000	JGC Corporation	264,656
4,000	Kao Corporation	104,345
24	KDDI Corporation	166,420
15,400	Kobe Steel, Ltd. - ADR (a)	253,105
2,000	Komatsu, Ltd. - ADR (a)	253,114
5,800	Kyushu Electric Power Company, Incorporated	123,240
5,600	Makita Corporation	235,857
194,800	Matsushita Electric Industrial Company, Ltd. - ADR	4,429,752
9,000	Mitsubishi Estate Company, Ltd.	242,459
28,000	Mitsubishi Heavy Industries, Ltd.	141,302
376,800	Mitsubishi UFJ Financial Group, Incorporated - ADR (a)	3,824,520
7,400	Mitsubishi Corporation	255,511
585	Mitsui & Company, Ltd. - ADR (a)	285,638
31,000	Mitsui Engineering & Shipbuilding Company, Ltd.	112,626
8,000	Mitsui Fudosan Company, Ltd.	198,444
15,000	Mitsui OSK Lines, Ltd.	226,380
54	Mizuho Financial Group, Incorporated	283,779

Schedule of Investments
May 31, 2008
Purisima Total Return

Shares or
Principal Value		Value

Japan - 5.0% (continued)
3,300	Modec, Incorporated	$123,022
21,000	Nippon Mining Holdings, Incorporated	131,474
40,000	Nippon Steel Corporation	250,047
110,000	Nissan Motor Company, Ltd.	977,708
153,400	Nomura Holdings, Incorporated	2,606,141
3,000	Olympus Corporation	97,894
2,000	ORIX Corporation - ADR	189,340
3,700	Seven & I Holdings Company, Ltd.	108,101
4,400	Shin-Etsu Chemical Company, Ltd.	277,139
3,000	Shiseido Company, Ltd.	73,563
800	SMC Corporation	100,550
52,000	Sony Corporation	2,604,439
12,000	Sumitomo Metal Mining Company, Ltd.	201,366
39,400	Sumitomo Mitsui Financial Group, Incorporated - ADR (a)	338,521
6,000	Sumitomo Realty & Development Company, Ltd.	153,671
8,300	Suzuki Motor Corporation	229,899
2,300	Terumo Corporation	114,542
6,100	Tokio Marine Holdings, Incorporated - ADR	251,362
2,400	Tokyo Electron, Ltd.	164,143
3,300	Toray Industries, Incorporated - ADR	216,009
21,000	Toshiba Corporation	185,060
6,000	Toyota Motor Corporation	305,635
379	Yahoo Japan Corporation	163,040
8,000	Yamato Transport Company, Ltd.	111,478
		25,166,631
Luxembourg - 0.0%
1,700	ArcelorMittal	168,789

Malaysia - 0.2%
81,900	Bumiputra-Commerce Holdings BHD	240,139
13,200	Digi.com BHD	107,963
47,300	Genting BHD	89,782
335,600	MMC Corporation BHD	368,746
29,200	Telekom Malaysia BHD	27,938
29,200	TM International BHD (a)	66,241
		900,809
Mexico - 1.1%
72,100	America Movil SA de CV - ADR	4,309,417
68,700	Grupo Mexico SA de CV	514,599
17,700	Industrias Penoles SA de CV	522,200
6,000	Wal-Mart De Mexico SA de CV - ADR	261,197
		5,607,413

Schedule of Investments
May 31, 2008
Purisima Total Return

Shares or
Principal Value		Value

Netherlands - 2.4%
2,850	Heineken NV	$167,467
122,827	ING Groep NV - ADR	4,694,448
230,400	Unilever NV - ADR	7,547,904
		12,409,819
Norway - 0.1%
12,100	Orkla ASA	174,497
4,397	Statoil ASA	170,595
		345,092
Philippines - 0.1%
8,900	Philippine Long Distance Telephone - ADR	537,471

Poland - 0.2%
1,900	Bank Pekao SA - GDR	165,735
900	Bre Bank SA (a)	170,223
2,800	KGHM Polska Miedz SA - GDR	260,400
5,400	Polski Koncern Naftowy Orlen SA - GDR (a)	199,668
		796,026
Portugal - 0.0%
16,700	Jeronimo Martins	120,551

Russian Federation - 0.1%
1,400	OAO Gazprom - ADR	84,560
9,900	OAO Gazprom - Sponsored ADR	597,960
		682,520
South Korea - 1.2%
10,700	Daewoo Securities Company, Ltd. (a)	223,858
3,900	Daewoo Shipbuilding & Marine Engineering Company, Ltd.	177,195
3,500	Daewoo Shipbuilding & Marine Engineering Company, Ltd. - GDR	319,900
1,200	Daweoo Shipbuilding & Marine Engineering Company, Ltd. - Sponsored GDR 144A (a)	109,043
2,800	Dongkuk Steel Mill Company, Ltd.	127,353
4,500	Doosan Infracore Company, Ltd.	147,663
10,100	Hynix Semiconductor - GDR 144A (a)	304,498
1,825	Hyundai Heavy Industries Company, Ltd.	664,409
5,200	Kookmin Bank - ADR	324,740
2,200	Korea Electric Power Corporation	71,230
4,200	LG Chemical, Ltd. - GDR 144A	199,942
800	LG Electronics, Incorporated	111,063
1,050	GS Engineering & Construction Corporation	132,008
11,300	Woori Investment & Securities Company, Ltd.	239,702
350	NHN Corporation (a)	72,409
4,625	POSCO - ADR	632,006
1,200	Samsung Electronics Company, Ltd.	426,000
500	Samsung Electronics Company, Ltd. - GDR 144A	179,846
1,700	Samsung Fire & Marine Insurance Company	368,866

Schedule of Investments
May 31, 2008
Purisima Total Return

Shares or
Principal Value		Value

South Korea - 1.2% (continued)
3,500	Samsung Securities Company, Ltd.	$251,104
3,100	Shinhan Financial Group Company, Ltd. - ADR	311,767
125	Shinsegae Company, Ltd.	72,569
4,600	SK Energy Company, Ltd.	571,623
2,400	Woori Finance Holdings Company, Ltd. - ADR	137,160
		6,175,954
Singapore - 0.1%
30,000	Capitaland, Ltd.	144,321
43,000	Cosco Corporation Singapore, Ltd	108,009
13,000	DBS Group Holdings, Ltd.	186,185
73,000	Singapore Telecommunications, Ltd.	204,274
		642,789
South Africa - 0.2%
2,550	Anglo Platinum, Ltd. - ADR	442,384
15,300	MTN Group, Ltd	306,010
5,500	Sasol, Ltd. - ADR	345,950
		1,094,344
Spain - 2.9%
3,300	Banco Bilbao Vizcaya Argentaria SA	73,570
445,675	Banco Santander Central Hispano SA - ADR	9,314,607
59,700	Telefonica SA - ADR	5,135,991
		14,524,168
Sweden - 0.0%
4,500	Scania AB - B Shares	88,680
9,000	Volvo AB - B Shares	142,488
		231,168
Switzerland - 5.2%
298,300	Abb, Ltd. - ADR	9,688,784
149,700	Credit Suisse Group - ADR	7,618,233
1,800	Julius Baer Holding AG	147,316
6,525	Nestle SA	3,208,503
17,500	Roche Holding AG	3,017,270
112,718	UBS AG	2,666,896
112,718	UBS AG Rights	134,134
		26,481,136
Taiwan - 0.4%
63,379	Advanced Semiconductor Engineering, Incorporated - ADR	332,740
9,200	Asustek Computer, Incorporated - GDR	135,240
36,740	Hon Hai Precision - GDR	421,775
35,641	Siliconware Precision Industries, Ltd. - ADR	302,592
57,800	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	661,810
1,854,157
Turkey - 0.0%
10,000	Turkcell Iletisim Hizmet AS - ADR	194,100

Schedule of Investments
May 31, 2008
Purisima Total Return

Shares or
Principal Value		Value

United Kingdom - 4.7%
13,003	Anglo American Plc	$880,656
120,000	Anglo American Plc - ADR	4,113,600
1,700	AstraZeneca Plc - ADR	74,273
14,500	BG Group Plc	363,635
8,500	BP Plc	102,373
48,896	Cadbury Schweppes Plc - ADR	2,625,226
88,250	GlaxoSmithKline Plc - ADR	3,929,772
9,150	Man Group Plc	112,558
21,625	Rio Tinto Plc - ADR	10,444,875
5,100	Royal Dutch Shell Plc - A Shares	217,756
8,700	Schroders Plc	180,956
7,200	Standard Chartered Plc	267,565
39,300	Vodafone Group Plc	126,311
4,300	Vodafone Group Plc - ADR	137,987
2,800	Xstrata Plc	221,251
		23,798,794
United States - 46.4%
5,000	AGCO Corporation (a)	302,150
7,925	Ameriprise Financial, Incorporated	374,535
138,650	Anadarko Petroleum Corporation	10,394,590
4,800	Apache Corporation	643,488
10,400	Archer-Daniels-Midland Company	412,880
231,300	AT&T, Incorporated	9,228,870
50	Berkshire Hathaway, Incorporated (a)	224,900
4,000	Biogen Idec, Incorporated (a)	251,000
16,900	Bristol-Myers Squibb Company	385,151
106,200	Caterpillar, Incorporated	8,776,368
11,800	Chesapeake Energy Corporation	646,286
342,600	Cisco Systems, Incorporated (a)	9,154,272
142,600	The Coca-Cola Company	8,165,276
94,500	ConocoPhillips	8,797,950
5,000	Deere & Company	406,700
68,000	Devon Energy Corporation	7,883,920
36,672	Dr. Pepper Snapple Group, Incorporated	923,401
31,600	Edison International	1,682,068
352,550	EMC Corporation (a)	6,148,472
5,650	Emerson Electric Company	328,717
70,400	Exxon Mobil Corporation	6,248,704
5,700	FirstEnergy Corporation	448,647
88,400	Freeport-McMoRan Copper & Gold, Incorporated	10,228,764
222,550	General Electric Company	6,836,736
5,400	Genzyme Corporation (a)	369,684
44,225	Goldman Sachs Group, Incorporated	7,801,732
122,100	Hewlett-Packard Company	5,746,026

Schedule of Investments
May 31, 2008
Purisima Total Return

Shares or
Principal Value		Value

United States - 46.4% (continued)
89,900	Honeywell International, Incorporated	$5,359,838
119,700	Illinois Tool Works, Incorported	6,427,890
310,700	Intel Corporation	7,202,026
11,100	Invitrogen Corporation (a)	510,156
4,900	Jacobs Engineering Group, Incorporated (a)	464,422
16,150	Janus Capital Group, Incorporated	468,350
89,300	Johnson & Johnson	5,959,882
61,700	Lockheed Martin Corporation	6,752,448
122,800	Merck & Company, Incorporated	4,784,288
249,300	Microsoft Corporation	7,060,176
101,500	Nucor Corporation	7,592,200
126,800	Occidental Petroleum Corporation	11,656,724
5,400	Oceaneering International, Incorporated (a)	385,344
318,300	Oracle Corporation (a)	7,269,972
297,600	Pfizer, Incorporated	5,761,536
5,900	PNC Financial Services Group	379,075
22,800	PPL Corporation	1,169,868
87,425	Procter & Gamble Company	5,774,421
15,600	Qualcomm, Incorporated	757,224
119,500	Schlumberger, Ltd.	12,085,035
75,000	The Sherwin-Williams Company	4,211,250
6,250	Sigma-Aldrich Corporation	367,250
10,100	Southern Copper Corporation	1,113,323
5,700	Techne Corporation (a)	447,450
6,550	Terex Corporation (a)	467,343
8,750	Tiffany & Company	429,013
41,906	Transocean, Incorporated (a)	6,293,862
3,900	United States Steel Corporation	673,569
82,800	United Technologies Corporation	5,882,112
13,225	Verizon Communications, Incorporated	508,766
80,100	Wal-Mart Stores, Incorporated	4,624,974
6,875	XTO Energy, Incorporated	437,388
		236,088,462

TOTAL COMMON STOCKS (Cost $374,693,544)		495,361,446

PREFERRED STOCKS - 0.2%
Brazil - 0.2%
10,600	Banco Itau Holding Financeira SA	325,526
3,100	Companhia de Bebidas das Americas (AmBev) - ADR	212,877
21,000	Lojas Americanas SA	168,491
2,000	Uniao de Bancos Brasileiros SA	313,740
		1,020,634

Schedule of Investments
May 31, 2008
Purisima Total Return

Shares or
Principal Value	Value

Germany - 0.0%
2,900	Henkel AG & Company KGAA	$138,643

TOTAL PREFERRED STOCKS (Cost $1,104,543)	1,159,277

SHORT TERM INVESTMENTS - 2.5%
12,584,974	SEI Daily Income Trust Government Fund	12,584,974

TOTAL SHORT TERM INVESTMENTS (Cost $12,584,974)	12,584,974

Total Investments (Cost $388,599,945) + - 100.1%	509,105,697
Liabilities in Excess of Other Assets - (0.1)%	(511,347)
TOTAL NET ASSETS - 100.0%	$508,594,350

ADR - American Depository Receipt
GDR - Global Depository Receipt
(a) Non-Income Producing

+ At May 31, 2008, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$388,599,945
Gross tax unrealized appreciation	132,739,036
Gross tax unrealized depreciation	(12,233,284)
Net tax unrealized appreciation	$120,505,752

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By     /s/ Kenneth L. Fisher
                                Kenneth L. Fisher, President

Date    7/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Kenneth L. Fisher
                                Kenneth L. Fisher, President

Date    7/22/08

By     /s/ Michael Ricks
                                Michael Ricks, Treasurer

Date    7/28/08